UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06240

Nuveen Select Quality Municipal Fund, Inc.
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            10/31

Date of reporting period:         7/31/14

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)

	Nuveen Select Quality Municipal Fund, Inc. (NQS)
	July 31, 2014

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 147.7% (100.0% of Total Investments)

	MUNICIPAL BONDS – 147.7% (100.0% of Total Investments)

	Alaska – 1.5% (1.0% of Total Investments)
$ 500	Alaska Housing Finance Corporation, General Housing Purpose Bonds, Series 2005A, 5.000%,	12/14 at 100.00	AA+ (4)	$ 508,090
	12/01/26 (Pre-refunded 12/01/14) – FGIC Insured (UB)
6,000	Alaska Housing Finance Corporation, General Housing Purpose Bonds, Series 2005B-2, 5.250%,	6/15 at 100.00	AA+	6,318,480
	12/01/30 – NPFG Insured
1,545	Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement Asset-Backed Bonds,	12/14 at 100.00	Ba1	1,446,166
	Series 2006A, 4.625%, 6/01/23
8,045	Total Alaska			8,272,736
	Arizona – 2.9% (2.0% of Total Investments)
2,300	Phoenix Civic Improvement Corporation, Arizona, Senior Lien Airport Revenue Bonds, Series 2008A,	7/18 at 100.00	AA–	2,546,790
	5.000%, 7/01/33
2,500	Phoenix Civic Improvement Corporation, Arizona, Subordinate Excise Tax Revenue Bonds, Civic	No Opt. Call	AA	2,581,550
	Plaza Expansion Project, Series 2005A, 5.000%, 7/01/35 – FGIC Insured
1,000	Pima County Industrial Development Authority, Arizona, Revenue Bonds, Tucson Electric Power	10/20 at 100.00	Baa1	1,067,940
	Company, Series 2010A, 5.250%, 10/01/40
8,000	Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, Citigroup Energy Inc. Prepay	No Opt. Call	A–	8,756,960
	Contract Obligations, Series 2007, 5.000%, 12/01/37
750	Scottsdale Industrial Development Authority, Arizona, Hospital Revenue Bonds, Scottsdale	9/14 at 100.00	A2	750,720
	Healthcare, Series 2008A, 5.250%, 9/01/30
14,550	Total Arizona			15,703,960
	Arkansas – 0.2% (0.1% of Total Investments)
885	Little Rock, Arkansas, Hotel and Restaurant Gross Receipts Tax Refunding Bonds, Series 1993,	No Opt. Call	A2 (4)	947,162
	7.375%, 8/01/15 (ETM)
	California – 15.3% (10.3% of Total Investments)
5,000	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Series	4/23 at 100.00	A+	5,483,750
	2013S-4, 5.000%, 4/01/38
	Calexico Unified School District, Imperial County, California, General Obligation Bonds,
	Series 2005B:
3,685	0.000%, 8/01/31 – FGIC Insured	No Opt. Call	AA–	1,422,078
4,505	0.000%, 8/01/33 – FGIC Insured	No Opt. Call	AA–	1,507,643
2,820	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds,	6/15 at 100.00	B–	2,563,211
	Sonoma County Tobacco Securitization Corporation, Series 2005, 5.000%, 6/01/26
815	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Series 2013I,	11/23 at 100.00	A1	895,636
	5.000%, 11/01/38
5,000	California State, General Obligation Bonds, Series 2004, 5.000%, 3/01/34 – AMBAC Insured	9/14 at 100.00	AA+	5,017,700
4,000	California State, General Obligation Bonds, Various Purpose Series 2004, 5.000%, 6/01/31 –	12/14 at 100.00	AA+	4,057,120
	AMBAC Insured
1,500	California State, General Obligation Bonds, Various Purpose Series 2006, 4.500%, 10/01/29	10/16 at 100.00	Aa3	1,568,835
1,550	California Statewide Community Development Authority, Revenue Bonds, St. Joseph Health	7/18 at 100.00	AA–	1,760,397
	System, Series 2007A, 5.750%, 7/01/47 – FGIC Insured
1,000	Coachella Valley Unified School District, Riverside County, California, General Obligation Bonds,	No Opt. Call	AA–	467,440
	Series 2005A, 0.000%, 8/01/30 – FGIC Insured
	Colton Joint Unified School District, San Bernardino County, California, General Obligation Bonds,
	Series 2006C:
3,200	0.000%, 2/01/30 – FGIC Insured	2/15 at 45.69	AA–	1,432,160
6,800	0.000%, 2/01/35 – FGIC Insured	2/15 at 34.85	AA–	2,311,864
4,500	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement Asset-	6/15 at 100.00	A1	4,590,360
	Backed Revenue Bonds, Series 2005A, 5.000%, 6/01/45
7,000	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement	6/15 at 100.00	A1	7,421,680
	Revenue Bonds, Tender Option Bonds Trust 2040, 11.832%, 6/01/45 – FGIC Insured (IF)
2,500	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed	6/17 at 100.00	B	2,014,025
	Bonds, Series 2007A-1, 5.000%, 6/01/33
4,500	Hemet Unified School District, Riverside County, California, General Obligation Bonds, Series	8/16 at 102.00	AA	4,887,405
	2008B, 5.125%, 8/01/37 – AGC Insured
1,045	Lake Tahoe Unified School District, El Dorado County, California, General Obligation Bonds, Series	No Opt. Call	AA–	490,826
	2001B, 0.000%, 8/01/31 – NPFG Insured
3,000	Los Angeles County Sanitation Districts Financing Authority, California, Capital Projects Revenue	10/15 at 100.00	AA–	3,117,000
	Bonds, District 14, Series 2005, 5.000%, 10/01/34 – FGIC Insured
1,160	Mount San Antonio Community College District, Los Angeles County, California, General Obligation	8/35 at 100.00	AA	684,644
	Bonds, Election of 2008, Series 2013A, 0.000%, 8/01/43
2,000	Murrieta Valley Unified School District Public Financing Authority, California, Special Tax Revenue	9/16 at 100.00	AA	2,163,660
	Bonds, Series 2006A, 5.125%, 9/01/26 – AGM Insured
3,600	New Haven Unified School District, Alameda County, California, General Obligation Bonds, Series	No Opt. Call	AA–	1,742,436
	2004A, 0.000%, 8/01/28 – NPFG Insured
2,350	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2009,	11/19 at 100.00	Ba1	2,534,240
	6.750%, 11/01/39
1,365	Palomar Pomerado Health, California, General Obligation Bonds, Election of 2004, Series 2007A,	No Opt. Call	AA–	1,131,762
	0.000%, 8/01/21 – NPFG Insured
2,000	Pasadena, California, Certificates of Participation, Refunding Series 2008C, 5.000%, 2/01/33	2/18 at 100.00	AA+	2,136,760
6,195	Peralta Community College District, Alameda County, California, General Obligation Bonds,	8/17 at 100.00	AA	6,818,217
	Election of 2006, Series 2007B, 5.000%, 8/01/37 – AGM Insured (UB) (5)
6,000	Placentia-Yorba Linda Unified School District, Orange County, California, Certificates of	No Opt. Call	AA–	2,216,280
	Participation, Series 2006, 0.000%, 10/01/34 – FGIC Insured
5,000	Riverside County Asset Leasing Corporation, California, Leasehold Revenue Bonds, Riverside	No Opt. Call	AA–	3,361,450
	County Hospital Project, Series 1997, 0.000%, 6/01/25 – NPFG Insured
3,205	San Diego Community College District, California, General Obligation Bonds, Series 2005,	5/15 at 100.00	AA+ (4)	3,321,822
	5.000%, 5/01/25 (Pre-refunded 5/01/15) – AGM Insured
5,000	Santa Monica Community College District, Los Angeles County, California, General Obligation	8/15 at 58.09	AA (4)	2,900,200
	Bonds, Series 2005C, 0.000%, 8/01/26 (Pre-refunded 8/01/15) – NPFG Insured
2,460	Santee School District, County, California, General Obligation Bonds, Capital Appreciation,	No Opt. Call	AA	1,023,335
	Election 2006, Series 2008D, 0.000%, 8/01/33 – AGC Insured
3,000	Yuma Community College District, California, General Obligation Bonds, Series 2007B, 0.000%,	8/17 at 45.45	Aa2	1,181,850
	8/01/33 – AMBAC Insured
105,755	Total California			82,225,786
	Colorado – 6.9% (4.7% of Total Investments)
3,435	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives, Series	7/19 at 100.00	A+	3,916,621
	2009A, 5.500%, 7/01/34
1,150	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Poudre Valley Health System,	9/18 at 102.00	AA	1,229,270
	Series 2005C, 5.250%, 3/01/40 – AGM Insured
5,000	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Sisters of Charity of Leavenworth	1/20 at 100.00	AA–	5,347,900
	Health Services Corporation, Series 2010A, 5.000%, 1/01/40
1,500	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Valley View Hospital Association,	5/17 at 100.00	A–	1,531,830
	Series 2007, 5.250%, 5/15/42
1,975	Denver Convention Center Hotel Authority, Colorado, Revenue Bonds, Convention Center Hotel,	11/16 at 100.00	BBB–	1,991,037
	Senior Lien Series 2006, 4.625%, 12/01/30 – SYNCORA GTY Insured
	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 1997B:
1,420	0.000%, 9/01/23 – NPFG Insured	No Opt. Call	AA–	1,045,418
9,615	0.000%, 9/01/25 – NPFG Insured	No Opt. Call	AA–	6,332,727
13,000	E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series 2004B, 0.000%, 9/01/34 –	9/20 at 45.40	AA–	4,389,060
	NPFG Insured
5,000	Ebert Metropolitan District, Colorado, Limited Tax General Obligation Bonds, Series 2007, 5.350%,	12/17 at 100.00	N/R	4,960,100
	12/01/37 – RAAI Insured
	Regional Transportation District, Colorado, Denver Transit Partners Eagle P3 Project Private Activity
	Bonds, Series 2010:
2,500	6.500%, 1/15/30	7/20 at 100.00	Baa3	2,880,400
3,115	6.000%, 1/15/34	7/20 at 100.00	Baa3	3,470,982
47,710	Total Colorado			37,095,345
	Connecticut – 1.0% (0.7% of Total Investments)
5,000	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale University, Series	7/16 at 100.00	AAA	5,335,750
	2007Z-1, 5.000%, 7/01/42
	District of Columbia – 3.5% (2.4% of Total Investments)
	District of Columbia Tobacco Settlement Corporation, Tobacco Settlement Asset-Backed Bonds,
	Series 2001:
925	6.250%, 5/15/24	11/14 at 100.00	A1	925,148
5,580	6.500%, 5/15/33	No Opt. Call	Baa1	6,207,638
5,000	District of Columbia, General Obligation Bonds, Series 1998B, 6.000%, 6/01/19 – NPFG Insured	No Opt. Call	Aa2	6,076,800
5,000	Metropolitan Washington Airports Authority, District of Columbia, Dulles Toll Road Second Senior	10/26 at 100.00	AA	5,545,050
	Lien Revenue Bonds, Series 2009C, 0.000%, 10/01/41 – AGC Insured
16,505	Total District of Columbia			18,754,636
	Florida – 6.6% (4.5% of Total Investments)
5,000	Florida Hurricane Catastrophe Fund, Financial Corporation Revenue Bonds, Series 2010A, 5.000%,	No Opt. Call	AAA	5,219,900
	7/01/15 (ETM)
2,500	Greater Orlando Aviation Authority, Florida, Airport Facilities Revenue Bonds, Refunding Series	No Opt. Call	Aa3	2,791,450
	2009C, 5.000%, 10/01/34
4,000	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Series 2010B,	10/20 at 100.00	A	4,441,240
	5.000%, 10/01/28
4,260	Miami-Dade County, Florida, General Obligation Bonds, Parks Program, Series 2005, 4.300%,	11/15 at 100.00	AA	4,376,767
	11/01/30 – NPFG Insured
9,250	Port Saint Lucie. Florida, Special Assessment Revenue Bonds, Southwest Annexation District 1B,	7/17 at 100.00	AA–	9,740,990
	Series 2007, 5.000%, 7/01/40 – NPFG Insured
3,200	Saint John’s County, Florida, Sales Tax Revenue Bonds, Series 2006, 5.000%, 10/01/36 –	10/16 at 100.00	AA+	3,420,448
	BHAC Insured
2,685	South Broward Hospital District, Florida, Hospital Refunding Revenue Bonds, Memorial Health	5/16 at 100.00	AA–	2,879,126
	System, Series 2006, 5.000%, 5/01/21 – NPFG Insured
2,500	South Miami Health Facilities Authority, Florida, Revenue Bonds, Baptist Health Systems of South	No Opt. Call	AA	2,860,100
	Florida, Tender Option Bond Trust 11151, 18.408%, 2/15/15 (IF)
33,395	Total Florida			35,730,021
	Georgia – 1.0% (0.7% of Total Investments)
2,000	East Point Building Authority, Georgia, Revenue Bonds, Water and Sewer Project Series 2006A,	2/16 at 100.00	N/R	2,015,940
	5.000%, 2/01/30 – SYNCORA GTY Insured
3,000	Medical Center Hospital Authority, Georgia, Revenue Anticipation Certificates, Columbus Regional	8/18 at 100.00	AA	3,361,170
	Healthcare System, Inc. Project, Series 2008, 6.500%, 8/01/38 – AGC Insured
5,000	Total Georgia			5,377,110
	Illinois – 18.2% (12.3% of Total Investments)
1,470	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues Series 2011A,	12/21 at 100.00	A+	1,455,844
	5.000%, 12/01/41
	Chicago Board of Education, Illinois, Unlimited Tax General Obligation Bonds, Dedicated Tax
	Revenues, Series 1998B-1:
4,495	0.000%, 12/01/25 – FGIC Insured	No Opt. Call	AA–	2,689,044
3,225	0.000%, 12/01/31 – FGIC Insured	No Opt. Call	AA–	1,313,478
1,500	Chicago Board of Education, Illinois, Unlimited Tax General Obligation Bonds, Dedicated Tax	No Opt. Call	AA–	1,663,455
	Revenues, Series 1999A, 5.500%, 12/01/26 – FGIC Insured
1,935	Chicago, Illinois, General Airport Revenue Bonds, O’Hare International Airport, Third Lien Series	1/16 at 100.00	AA–	2,041,502
	2005A, 5.250%, 1/01/26 – NPFG Insured
29,145	Chicago, Illinois, General Obligation Bonds, City Colleges, Series 1999, 0.000%, 1/01/38 –	No Opt. Call	AA–	8,388,222
	FGIC Insured
3,880	Chicago, Illinois, General Obligation Bonds, Series 2004A, 5.000%, 1/01/34 – AGM Insured	1/15 at 100.00	AA	3,881,242
1,500	Illinois Finance Authority, Revenue Bonds, Central DuPage Health, Series 2009B, 5.500%, 11/01/39	11/19 at 100.00	AA	1,678,890
2,000	Illinois Finance Authority, Revenue Bonds, Children’s Memorial Hospital, Series 2008A, 5.250%,	8/18 at 100.00	AA	2,078,740
	8/15/47 – AGC Insured (UB)
1,000	Illinois Finance Authority, Revenue Bonds, Edward Health Services Corporation, Series 2008A,	2/18 at 100.00	A	1,033,360
	5.500%, 2/01/40 – AMBAC Insured
2,875	Illinois Finance Authority, Revenue Bonds, Elmhurst Memorial Healthcare, Series 2008A,	1/18 at 100.00	Baa2	3,086,801
	5.625%, 1/01/37
1,750	Illinois Finance Authority, Revenue Bonds, Hospital Sisters Services Inc., Series 2007,	No Opt. Call	AA–	1,917,283
	5.000%, 3/15/26
1,925	Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Series 2007A,	11/17 at 100.00	A	2,038,075
	5.750%, 11/15/37
10,000	Illinois Finance Authority, Revenue Bonds, Palos Community Hospital, Series 2010C,	5/20 at 100.00	AA–	10,765,600
	5.125%, 5/15/35
3,975	Illinois Finance Authority, Revenue Bonds, Sherman Health Systems, Series 2007A,	8/17 at 100.00	Baa1	4,320,626
	5.500%, 8/01/37
2,500	Illinois Finance Authority, Revenue Bonds, The University of Chicago Medical Center, Series 2011C,	2/21 at 100.00	AA–	2,722,100
	5.500%, 8/15/41 (UB) (5)
5,000	Illinois Finance Authority, Revenue Refunding Bonds, Silver Cross Hospital and Medical Centers,	8/18 at 100.00	BBB+	5,235,300
	Series 2008A, 5.500%, 8/15/30
2,000	Illinois Health Facilities Authority, Revenue Bonds, Midwest Care Center I Inc., Series 2001,	8/14 at 100.00	Aa1	2,003,340
	5.950%, 2/20/36
1,395	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien Series 2013A,	1/23 at 100.00	AA–	1,519,295
	5.000%, 1/01/38
8,945	Lake and McHenry Counties Community Unit School District 118, Wauconda, Illinois, General	1/15 at 74.44	A1	6,581,105
	Obligation Bonds, Series 2005B, 0.000%, 1/01/21 – AGM Insured
9,000	McHenry County Community Unit School District 200, Woodstock, Illinois, General Obligation	No Opt. Call	Aa2	6,901,920
	Bonds, Series 2006B, 0.000%, 1/15/23 – FGIC Insured
2,335	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion	6/20 at 100.00	AAA	2,429,357
	Project, Refunding Series 2010B-2, 5.000%, 6/15/50
	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion
	Project, Series 2002A:
6,765	0.000%, 12/15/23 – NPFG Insured	No Opt. Call	AAA	4,905,572
1,100	0.000%, 12/15/35 – NPFG Insured	No Opt. Call	AAA	389,268
3,805	0.000%, 6/15/41 – NPFG Insured	No Opt. Call	AAA	990,936
1,495	University of Illinois, Auxiliary Facilities Systems Revenue Bonds, Series 2006, 5.000%, 4/01/27	4/16 at 100.00	AA–	1,592,908
7,415	University of Illinois, Auxiliary Facilities Systems Revenue Bonds, Series 2006, 5.000%, 4/01/27	4/16 at 100.00	AA– (4)	8,000,414
	(Pre-refunded 4/01/16)
2,000	University of Illinois, Health Services Facilities System Revenue Bonds, Series 2013,	10/23 at 100.00	A	2,278,920
	6.250%, 10/01/38
4,005	Will County Community Unit School District 201U, Crete-Monee, Illinois, General Obligation Bonds,	No Opt. Call	AA–	3,962,467
	Capital Appreciation Series 2004, 0.000%, 11/01/15 – FGIC Insured
128,435	Total Illinois			97,865,064
	Indiana – 3.2% (2.2% of Total Investments)
2,000	Delaware County Hospital Authority, Indiana, Hospital Revenue Bonds, Cardinal Health System,	8/16 at 100.00	A3	2,084,540
	Series 2006, 5.250%, 8/01/36
230	Indiana Finance Authority, Tax-Exempt Private Activity Revenue Bonds, I-69 Section 5 Project,	9/24 at 100.00	BBB	242,229
	Series 2014, 5.250%, 9/01/40 (Alternative Minimum Tax)
2,750	Indiana Finance Authority, Wastewater Utility Revenue Bonds, CWA Authority Project, Series	10/21 at 100.00	AA–	2,917,090
	2011B, 5.000%, 10/01/41
2,225	Indiana Health and Educational Facilities Financing Authority, Revenue Bonds, Sisters of Saint	5/18 at 100.00	Aa3	2,339,410
	Francis Health Services Inc., Series 2006E, 5.250%, 5/15/41 – AGM Insured
2,000	Indiana Health Facility Financing Authority, Revenue Bonds, Community Foundation of Northwest	3/17 at 100.00	A	2,102,460
	Indiana, Series 2007, 5.500%, 3/01/37
2,225	Indiana Municipal Power Agency, Power Supply Revenue Bonds, Series 2007A, 5.000%, 1/01/42 –	1/17 at 100.00	AA–	2,374,987
	NPFG Insured
3,000	Indiana Municipal Power Agency, Power Supply System Revenue Refunding Bonds, Series 2006A,	1/16 at 100.00	AA+	3,138,600
	5.000%, 1/01/32 – AMBAC Insured
1,895	New Albany-Floyd County School Building Corporation, Indiana, First Mortgage Bonds, Series 2005,	7/15 at 100.00	AA+ (4)	1,982,928
	5.000%, 7/15/26 (Pre-refunded 7/15/15) – AGM Insured
16,325	Total Indiana			17,182,244
	Iowa – 2.0% (1.3% of Total Investments)
	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company
	Project, Series 2013:
2,000	5.000%, 12/01/19	No Opt. Call	BB–	2,107,380
5,645	5.500%, 12/01/22	12/18 at 100.00	BB–	5,897,388
3,100	Iowa Tobacco Settlement Authority, Asset Backed Settlement Revenue Bonds, Series 2005C,	6/15 at 100.00	B+	2,578,890
	5.625%, 6/01/46
10,745	Total Iowa			10,583,658
	Kansas – 0.6% (0.4% of Total Investments)
3,305	Overland Park Development Corporation, Kansas, First Tier Revenue Bonds, Overland Park	1/17 at 100.00	BB+	3,338,843
	Convention Center, Series 2007A, 5.125%, 1/01/22 – AMBAC Insured
	Kentucky – 1.2% (0.8% of Total Investments)
5,000	Kentucky Economic Development Finance Authority, Hospital Revenue Bonds, Baptist Healthcare	8/21 at 100.00	A+	5,357,400
	System Obligated Group, Series 2011, 5.250%, 8/15/46
1,000	Kentucky Economic Development Finance Authority, Louisville Arena Project Revenue Bonds,	6/18 at 100.00	AA	1,058,150
	Louisville Arena Authority, Inc., Series 2008-A1, 6.000%, 12/01/33 – AGC Insured
6,000	Total Kentucky			6,415,550
	Louisiana – 1.0% (0.7% of Total Investments)
5,000	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project, Series	5/17 at 100.00	Baa1	5,217,000
	2007A, 5.375%, 5/15/43
	Maine – 0.2% (0.2% of Total Investments)
	Maine Health and Higher Educational Facilities Authority, Revenue Bonds, Maine General Medical
	Center, Series 2011:
1,000	6.750%, 7/01/36	7/21 at 100.00	BBB–	1,103,670
210	6.750%, 7/01/41	7/21 at 100.00	BBB–	230,099
1,210	Total Maine			1,333,769
	Massachusetts – 4.4% (3.0% of Total Investments)
4,555	Boston, Massachusetts, General Obligation Bonds, Refunding Series 2012C, 5.000%, 8/01/15	No Opt. Call	AAA	4,778,104
4,410	Massachusetts Department of Transportation, Metropolitan Highway System Revenue Bonds,	1/20 at 100.00	A+	4,743,837
	Senior Lien Series 2010B, 5.000%, 1/01/32
2,000	Massachusetts Development Finance Authority, Revenue Bonds, 100 Cambridge Street	8/14 at 100.00	AA–	2,001,340
	Redevelopment, M/SRBC Project, Series 2002A, 5.125%, 2/01/34 – NPFG Insured
500	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, CareGroup Inc., Series	7/18 at 100.00	A–	520,190
	2008E-1 &2, 5.125%, 7/01/38
2,300	Massachusetts Health and Educational Facilities Authority, Revenue Refunding Bonds, Suffolk	7/19 at 100.00	BBB	2,488,094
	University Issue, Series 2009A, 5.750%, 7/01/39
3,650	Massachusetts School Building Authority, Dedicated Sales Tax Revenue Bonds, Senior Series	5/23 at 100.00	AA+	4,077,050
	2013A, 5.000%, 5/15/43
200	Massachusetts School Building Authority, Dedicated Sales Tax Revenue Bonds, Series 2005A,	8/15 at 100.00	AA+	208,834
	5.000%, 8/15/30
	Massachusetts School Building Authority, Dedicated Sales Tax Revenue Bonds, Series 2005A:
645	5.000%, 8/15/30 (Pre-refunded 8/15/15) – AGM Insured	8/15 at 100.00	AA (4)	677,566
4,155	5.000%, 8/15/30 (Pre-refunded 8/15/15)	8/15 at 100.00	AA (4)	4,364,786
22,415	Total Massachusetts			23,859,801
	Michigan – 6.1% (4.1% of Total Investments)
1,975	Detroit Water and Sewerage Department, Michigan, Sewage Disposal System Revenue Bonds,	7/22 at 100.00	BB+	1,923,611
	Refunding Senior Lien Series 2012A, 5.000%, 7/01/32
3,500	Detroit, Michigan, Second Lien Sewerage Disposal System Revenue Bonds, Series 2005A, 5.000%,	7/15 at 100.00	AA–	3,448,515
	7/01/35 – NPFG Insured
7,745	Detroit, Michigan, Senior Lien Sewerage Disposal System Revenue Bonds, Remarketed Series	7/17 at 100.00	AA–	7,833,680
	1998A, 5.250%, 7/01/21 – NPFG Insured
2,435	Detroit, Michigan, Sewage Disposal System Revenue Bonds, Second Lien Series 2006A, 5.500%,	7/18 at 100.00	AA+	2,516,061
	7/01/36 – BHAC Insured
2,020	Detroit, Michigan, Water Supply System Revenue Bonds, Senior Lien Series 2011A,	7/21 at 100.00	B1	1,984,185
	5.250%, 7/01/41
2,110	Detroit, Michigan, Water Supply System Senior Lien Revenue Refunding Bonds, Series 2001C,	7/18 at 100.00	AA+	2,137,894
	4.750%, 7/01/29 – BHAC Insured
500	Detroit, Michigan, Water Supply System Senior Lien Revenue Refunding Bonds, Series 2005C,	7/15 at 100.00	AA–	502,860
	5.000%, 7/01/18 – FGIC Insured
2,500	Michigan Finance Authority, Unemployment Obligation Assessment Revenue Bonds, Series 2012B,	7/16 at 100.00	AAA	2,713,800
	5.000%, 7/01/22
8,125	Michigan State Building Authority, Revenue Bonds, Facilities Program, Series 2005II, 5.000%,	10/15 at 100.00	Aa3	8,469,744
	10/15/29 – AMBAC Insured
2,000	Michigan State Building Authority, Revenue Bonds, Refunding Series 2006IA, 0.000%, 10/15/21 –	10/16 at 100.00	AA–	1,488,720
	FGIC Insured
32,910	Total Michigan			33,019,070
	Minnesota – 0.4% (0.3% of Total Investments)
2,275	Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota, Airport Revenue Bonds,	1/15 at 100.00	AA–	2,309,216
	Refunding Subordinate Lien Series 2005C, 5.000%, 1/01/31 – FGIC Insured
	Mississippi – 0.5% (0.3% of Total Investments)
2,475	Mississippi Hospital Equipment and Facilities Authority, Revenue Bonds, Baptist Memorial	9/14 at 100.00	A	2,484,009
	Healthcare, Series 2004B-1, 5.000%, 9/01/24
	Missouri – 3.9% (2.6% of Total Investments)
890	Bi-State Development Agency of the Missouri-Illinois Metropolitan District, Mass Transit Sales	10/18 at 100.00	AA+	1,003,902
	Tax Appropriation Bonds, Refunding Combined Lien Series 2013A, 5.000%, 10/01/28
5,000	Kansas City Municipal Assistance Corporation, Missouri, Leasehold Revenue Bonds, Series	No Opt. Call	AA–	2,909,450
	2004B-1, 0.000%, 4/15/28 – AMBAC Insured
5,545	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, CoxHealth,	11/23 at 100.00	A2	5,896,109
	Series 2013A, 5.000%, 11/15/48
2,500	Missouri Highways and Transportation Commission, State Road Revenue Bonds, Refunding Senior	No Opt. Call	AAA	2,561,550
	Lien Series 2006, 5.000%, 2/01/15
3,150	Missouri Joint Municipal Electric Utility Commission, Revenue Bonds, Plum Point Project, Series	1/16 at 100.00	AA–	3,278,804
	2006, 5.000%, 1/01/34 – NPFG Insured
5,000	Saint Louis, Missouri, Parking Revenue Bonds, Series 2006A, 5.000%, 12/15/31 – NPFG Insured	12/16 at 100.00	AA–	5,320,550
22,085	Total Missouri			20,970,365
	Nebraska – 1.2% (0.8% of Total Investments)
6,100	Omaha Convention Hotel Corporation, Nebraska, Convention Center Revenue Bonds, Series 2007,	2/17 at 100.00	A1	6,306,119
	5.000%, 2/01/35 – AMBAC Insured
	Nevada – 2.9% (2.0% of Total Investments)
5,000	Clark County, Nevada, Passenger Facility Charge Revenue Bonds, Las Vegas-McCarran International	1/20 at 100.00	AA	5,408,950
	Airport, Series 2010A, 5.250%, 7/01/39 – AGM Insured
2,280	North Las Vegas, Nevada, General Obligation Bonds, Wastewater Reclamation System Series 2006,	10/16 at 100.00	AA–	2,316,571
	5.000%, 10/01/25 – NPFG Insured
5,000	North Las Vegas, Nevada, General Obligation Bonds, Series 2006, 5.000%, 5/01/36 – NPFG Insured	5/16 at 100.00	AA–	4,804,150
2,500	Reno, Nevada, Health Facilities Revenue Bonds, Catholic Healthcare West, Series 2007A, Trust	7/17 at 100.00	AA+	3,067,700
	2634, 18.744%, 7/01/31 – BHAC Insured (IF) (5)
14,780	Total Nevada			15,597,371
	New Hampshire – 1.0% (0.7% of Total Investments)
5,000	New Hampshire Business Finance Authority, Revenue Bonds, Elliot Hospital Obligated Group Issue,	10/19 at 100.00	Baa1	5,387,200
	Series 2009A, 6.125%, 10/01/39
	New Jersey – 4.4% (3.0% of Total Investments)
1,965	New Jersey Economic Development Authority, Private Activity Bonds, The Goethals Bridge	1/24 at 100.00	AA	2,136,348
	Replacement Project, Series 2013, 5.000%, 1/01/31 – AGM Insured (Alternative Minimum Tax)
6,400	New Jersey Economic Development Authority, School Facilities Construction Financing Program	No Opt. Call	AAA	6,515,648
	Bonds, Series 2009Z, 5.000%, 12/15/14 (ETM)
16,840	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Saint Barnabas Health Care	1/17 at 39.39	BBB+	5,906,293
	System, Refunding Series 2006B, 0.000%, 7/01/35
20,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2006C,	No Opt. Call	AA	7,889,200
	0.000%, 12/15/33 – AGM Insured
2,000	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,	6/17 at 100.00	B2	1,487,820
	Series 2007-1A, 5.000%, 6/01/41
47,205	Total New Jersey			23,935,309
	New Mexico – 0.6% (0.4% of Total Investments)
3,000	Albuquerque, New Mexico, General Obligation Bonds, Series 2011A, 4.000%, 7/01/15	No Opt. Call	AAA	3,107,040
	New York – 4.9% (3.3% of Total Investments)
5,005	Dormitory Authority of the State of New York, Revenue Bonds, Non State Supported Debt, Vassar	7/17 at 100.00	Aa2	5,479,771
	College, Series 2007, 5.000%, 7/01/46
2,000	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Senior Fiscal 2012 Series	2/21 at 100.00	A	2,180,900
	2011A, 5.250%, 2/15/47
2,000	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Series 2006A, 5.000%,	2/17 at 100.00	A	2,072,220
	2/15/47 – FGIC Insured
7,500	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2004A,	9/14 at 100.00	AA+	7,527,825
	5.000%, 9/01/34 – BHAC Insured
2,925	Long Island Power Authority, New York, Electric System Revenue Bonds, Refunding Series 2009A,	4/19 at 100.00	A–	3,298,406
	5.500%, 4/01/24
2,500	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Refunding Series	11/22 at 100.00	AA–	2,905,000
	2012F, 5.000%, 11/15/26
465	New York City Industrial Development Agency, New York, American Airlines-JFK International	No Opt. Call	N/R	489,543
	Airport Special Facility Revenue Bonds, Series 2005, 7.500%, 8/01/16 (Alternative Minimum Tax)
2,000	New York Liberty Development Corporation, Liberty Revenue Bonds, 4 World Trade Center Project,	No Opt. Call	A+	2,245,460
	Series 2011, 5.750%, 11/15/51
24,395	Total New York			26,199,125
	North Carolina – 3.0% (2.1% of Total Investments)
3,000	Charlotte-Mecklenburg Hospital Authority, North Carolina, Health Care Revenue Bonds, DBA	1/18 at 100.00	AA–	3,119,190
	Carolinas HealthCare System, Series 2008A, 5.000%, 1/15/47
3,000	North Carolina Medical Care Commission, FHA-Insured Mortgage Revenue Bonds, Rowan Regional	9/14 at 100.00	AA (4)	3,012,180
	Medical Center Project, Series 2004, 5.000%, 9/01/33 (Pre-refunded 9/01/14)
5,000	North Carolina Medical Care Commission, Health Care Facilities Revenue Refunding Bonds,	10/22 at 100.00	AA–	5,581,200
	WakeMed, Series 2012A, 5.000%, 10/01/27
2,375	North Carolina Medical Care Commission, Healthcare Revenue Refunding Bonds, Novant Health	11/16 at 100.00	AA+	2,545,763
	Inc., Series 2006, 5.000%, 11/01/39 – NPFG Insured
1,900	North Carolina Turnpike Authority, Triangle Expressway System Revenue Bonds, Series 2009A,	1/19 at 100.00	AA	2,088,575
	5.750%, 1/01/39 – AGC Insured
15,275	Total North Carolina			16,346,908
	North Dakota – 0.4% (0.2% of Total Investments)
1,875	Grand Forks, North Dakota, Health Care System Revenue Bonds, Altru Health System Obligated	12/21 at 100.00	A–	1,971,150
	Group, Series 2012, 5.000%, 12/01/32
	Ohio – 7.3% (4.9% of Total Investments)
	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue
	Bonds, Senior Lien, Series 2007A-2:
3,335	5.375%, 6/01/24	6/17 at 100.00	B–	2,831,282
875	5.125%, 6/01/24	6/17 at 100.00	B–	733,233
2,700	5.875%, 6/01/30	6/17 at 100.00	B	2,197,935
2,755	5.750%, 6/01/34	6/17 at 100.00	B	2,198,490
7,995	5.875%, 6/01/47	6/17 at 100.00	B	6,254,568
18,300	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue	6/22 at 100.00	B	15,227,247
	Bonds, Senior Lien, Series 2007A-3, 6.250%, 6/01/37
1,730	Lucas County, Ohio, Hospital Revenue Bonds, ProMedica Healthcare Obligated Group, Series 2011A,	11/21 at 100.00	AA	1,991,005
	6.000%, 11/15/41
3,750	Ohio Higher Educational Facilities Commission, Revenue Bonds, University Hospitals Health System	1/17 at 100.00	A	3,870,600
	Inc., Series 2007A, Trust 2812, 14.739%, 1/15/46 – AMBAC Insured (IF)
3,685	Ohio Turnpike Commission, Turnpike Revenue Bonds, Infrastructure Project, Junior Lien Series	2/23 at 100.00	A+	3,974,088
	2013A-1, 5.000%, 2/15/48
45,125	Total Ohio			39,278,448
	Oklahoma – 0.5% (0.4% of Total Investments)
1,000	Fort Sill Apache Tribe of Oklahoma Economic Development Authority, Gaming Enterprise Revenue	8/21 at 100.00	N/R	1,158,800
	Bonds, Fort Sill Apache Casino, Series 2011A, 8.500%, 8/25/26
1,675	Oklahoma Development Finance Authority, Health System Revenue Bonds, Integris Baptist Medical	8/18 at 100.00	AA–	1,784,160
	Center, Series 2008B, 5.250%, 8/15/38
2,675	Total Oklahoma			2,942,960
	Pennsylvania – 3.7% (2.5% of Total Investments)
1,000	Cumberland County Municipal Authority, Pennsylvania, Revenue Bonds, Presbyterian Homes Inc.,	12/15 at 100.00	BBB+	1,017,130
	Refunding Series 2005A, 5.000%, 12/01/21 – RAAI Insured
1,250	Erie Water Authority, Erie County, Pennsylvania, Water Revenue Bonds, Series 2008, 5.000%,	12/18 at 100.00	AA	1,317,263
	12/01/43 – AGM Insured
3,250	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2006-96A,	10/16 at 100.00	AA+	3,270,443
	4.650%, 10/01/31 (Alternative Minimum Tax) (UB)
8,550	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Capital Appreciation Series 2009E,	12/27 at 100.00	A–	8,824,883
	0.000%, 12/01/38
5,000	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Subordinate Series 2009C, 0.000%,	6/26 at 100.00	AA	5,660,650
	6/01/33 – AGM Insured
19,050	Total Pennsylvania			20,090,369
	Puerto Rico – 0.5% (0.3% of Total Investments)
800	Puerto Rico Public Buildings Authority, Guaranteed Government Facilities Revenue Refunding Bonds,	7/17 at 100.00	BB	733,704
	Series 2002D, 5.450%, 7/01/31 – AMBAC Insured
23,890	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Series 2007A, 0.000%,	No Opt. Call	BBB	1,772,160
	8/01/54 – AMBAC Insured
24,690	Total Puerto Rico			2,505,864
	Rhode Island – 1.3% (0.9% of Total Investments)
1,427	Rhode Island Housing & Mortgage Finance Corporation, Homeownership Opportunity 57-B Bond	4/17 at 100.00	AA+	1,530,315
	Program, Series 2008, Trust 1177, 9.679%, 4/01/23 (Alternative Minimum Tax) (IF)
5,440	Rhode Island Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed Bonds,	12/14 at 100.00	BBB+	5,451,098
	Series 2002A, 6.125%, 6/01/32
6,867	Total Rhode Island			6,981,413
	South Carolina – 3.7% (2.5% of Total Investments)
2,500	Columbia, South Carolina, Waterworks and Sewer System Revenue Bonds, Series 2011A,	2/21 at 100.00	Aa1	2,729,225
	5.000%, 2/01/41
2,950	Medical University Hospital Authority, South Carolina, FHA-Insured Mortgage Revenue Bonds,	8/14 at 100.00	AA– (4)	2,955,841
	Series 2004A, 5.250%, 2/15/22 (Pre-refunded 8/15/14) – NPFG Insured
21,565	Piedmont Municipal Power Agency, South Carolina, Electric Revenue Bonds, Series 2004A-2,	No Opt. Call	A–	11,225,661
	0.000%, 1/01/30 – AMBAC Insured
3,000	South Carolina Public Service Authority, Revenue Bonds, Santee Cooper Electric System, Series	7/15 at 100.00	AA–	3,120,840
	2005C, 4.750%, 1/01/23 – NPFG Insured
30,015	Total South Carolina			20,031,567
	South Dakota – 0.8% (0.5% of Total Investments)
2,215	Sioux Falls, South Dakota, Industrial Revenue Refunding Bonds, Great Plains Hotel Corporation,	10/14 at 100.00	AA+ (4)	2,249,045
	Series 1989, 8.500%, 11/01/16 (Pre-refunded 10/15/14) (Alternative Minimum Tax)
1,750	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Sioux Valley Hospitals,	11/14 at 100.00	A+	1,785,280
	Series 2004A, 5.500%, 11/01/31
3,965	Total South Dakota			4,034,325
	Tennessee – 1.0% (0.7% of Total Investments)
1,595	Chattanooga Health, Educational and Housing Facility Board, Tennessee, Hospital Revenue Bonds,	1/23 at 100.00	A+	1,736,237
	Catholic Health Initiatives, Series 2013A, 5.250%, 1/01/45
3,125	Johnson City Health and Educational Facilities Board, Tennessee, Hospital Revenue Bonds,	7/20 at 100.00	BBB+	3,493,125
	Mountain States Health Alliance, Refunding Series 2010A, 6.000%, 7/01/38
4,720	Total Tennessee			5,229,362
	Texas – 22.5% (15.2% of Total Investments)
2,110	Brazos River Authority, Texas, Pollution Control Revenue Refunding Bonds, TXU Electric Company,	10/14 at 100.00	C	195,175
	Series 1999C, 7.700%, 3/01/32 (Alternative Minimum Tax) (6)
1,000	Capital Area Cultural Education Facilities Finance Corporation, Texas, Revenue Bonds, The Roman	4/20 at 100.00	Baa1	1,143,060
	Catholic Diocese of Austin, Series 2005B. Remarketed, 6.125%, 4/01/45
4,080	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien Series 2005,	1/15 at 100.00	AA– (4)	4,162,294
	5.000%, 1/01/35 (Pre-refunded 1/01/15) – FGIC Insured
1,000	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien Series 2011,	1/21 at 100.00	Baa2	1,117,260
	6.000%, 1/01/41
3,000	Conroe Independent School District, Montgomery County, Texas, General Obligation Bonds,	2/15 at 100.00	AAA	3,078,270
	Schoolhouse Series 2005C, 5.000%, 2/15/30 (Pre-refunded 2/15/15)
4,000	Dallas-Fort Worth International Airport, Texas, Joint Revenue Bonds, Refunding Series 2012E,	No Opt. Call	A+	4,176,360
	5.000%, 11/01/42 (Alternative Minimum Tax)
2,720	Edinburg Consolidated Independent School District, Hidalgo County, Texas, General Obligation	2/15 at 100.00	AAA	2,783,920
	Bonds, Refunding Series 2005, 5.000%, 2/15/30
2,000	El Paso, Texas, General Obligation Bonds, Series 2005, 5.250%, 8/15/15 (Pre-refunded 8/15/14) –	8/14 at 100.00	AA (4)	2,004,000
	NPFG Insured
2,000	Ennis Independent School District, Ellis County, Texas, General Obligation Bonds, Series 2006,	8/16 at 54.64	Aaa	1,027,780
	0.000%, 8/15/28
9,120	Grand Parkway Transportation Corporation, Texas, System Toll Revenue Bonds, Subordinate Lien	10/23 at 100.00	AA+	9,752,198
	Series 2013B, 5.000%, 4/01/53
3,070	Harris County Hospital District, Texas, Revenue Bonds, Series 2007A, 5.250%, 2/15/42 –	2/17 at 100.00	AA+	3,332,485
	NPFG Insured
7,570	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Junior Lien Series 2001H, 0.000%,	No Opt. Call	AA–	3,036,024
	11/15/31 – NPFG Insured
3,500	Houston, Texas, First Lien Combined Utility System Revenue Bonds, Refunding Series 2011A,	No Opt. Call	AA	4,084,920
	5.250%, 11/15/30
5,000	Houston, Texas, First Lien Combined Utility System Revenue Bonds, Series 2005, 5.000%, 11/15/35	11/15 at 100.00	AA (4)	5,305,250
	(Pre-refunded 11/15/15) – AGM Insured
	Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds, Convention and Entertainment
	Project, Series 2001B:
3,250	0.000%, 9/01/25 – AMBAC Insured	No Opt. Call	AA	2,109,770
4,130	0.000%, 9/01/26 – AMBAC Insured	No Opt. Call	AA	2,578,524
9,000	Matagorda County Navigation District 1, Texas, Collateralized Revenue Refunding Bonds, Houston	No Opt. Call	A1	10,111,950
	Light and Power Company, Series 1997, 5.125%, 11/01/28 – AMBAC Insured (Alternative
	Minimum Tax)
5,000	Midland Independent School District, Midland County, Texas, General Obligation Bonds, School	2/17 at 100.00	AAA	5,448,750
	Building Series 2007, 5.000%, 2/15/32
7,000	North Texas Tollway Authority, First Tier System Revenue Refunding Bonds, Capital Appreciation	1/25 at 100.00	A2	8,383,270
	Series 2008I, 0.000%, 1/01/43
2,000	North Texas Tollway Authority, Special Projects System Revenue Bonds, Series 2011A, 5.500%,	9/21 at 100.00	AA+	2,279,220
	9/01/41 (UB) (5)
10	Panhandle Regional Housing Finance Corporation, Texas, GNMA Mortgage-Backed Securities	11/14 at 100.00	N/R	10,084
	Program Single Family Mortgage Revenue Bonds, Series 1991A, 7.500%, 5/01/24 (Alternative
	Minimum Tax)
6,310	Pasadena Independent School District, Harris County, Texas, General Obligation Bonds, Series	2/16 at 100.00	Aaa	6,762,490
	2006, 5.000%, 2/15/26 (Pre-refunded 2/15/16)
2,140	Pflugerville Independent School District, Travis County, Texas, General Obligation Bonds, Series	2/15 at 100.00	AAA	2,196,175
	2005A, 5.000%, 2/15/30 (Pre-refunded 2/15/15)
4,375	Tarrant County Cultural & Educational Facilities Financing Corporation, Texas, Revenue Bonds,	11/17 at 100.00	AA	4,705,838
	Texas Health Resources Tender Option Bond Trust 1197, 9.221%, 5/15/39 (IF) (5)
2,890	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue Bonds,	8/20 at 100.00	Aa3	3,118,859
	Scott & White Healthcare Project, Series 2010, 5.500%, 8/15/45
5,910	Texas Municipal Gas Acquisition and Supply Corporation III, Gas Supply Revenue Bonds, Series	No Opt. Call	A3	6,671,799
	2012, 5.000%, 12/15/23
3,335	Texas State, General Obligation Bonds, Water Financial Assistance, Tender Option Bond Trust 3479,	No Opt. Call	AAA	4,561,680
	13.804%, 2/01/17 (IF)
4,430	Texas Transportation Commission, Central Texas Turnpike System Revenue Bonds, First Tier	8/22 at 100.00	A–	4,705,325
	Refunding Series 2012A, 5.000%, 8/15/41
	White Settlement Independent School District, Tarrant County, Texas, General Obligation Bonds,
	Series 2006:
1,440	0.000%, 8/15/36	8/15 at 33.75	AAA	467,453
1,440	0.000%, 8/15/41	8/15 at 25.73	AAA	355,075
1,125	0.000%, 8/15/45	8/15 at 20.76	AAA	223,639
	White Settlement Independent School District, Tarrant County, Texas, General Obligation Bonds,
	Series 2006:
5	0.000%, 8/15/36 (Pre-refunded 8/15/15)	8/15 at 33.75	N/R (4)	1,684
7,665	0.000%, 8/15/36 (Pre-refunded 8/15/15)	8/15 at 33.75	N/R (4)	2,582,109
5	0.000%, 8/15/41 (Pre-refunded 8/15/15)	8/15 at 25.73	N/R (4)	1,284
7,665	0.000%, 8/15/41 (Pre-refunded 8/15/15)	8/15 at 25.73	N/R (4)	1,968,602
5	0.000%, 8/15/45 (Pre-refunded 8/15/15)	8/15 at 20.76	N/R (4)	1,036
5,980	0.000%, 8/15/45 (Pre-refunded 8/15/15)	8/15 at 20.76	N/R (4)	1,239,056
3,000	Wichita Falls Independent School District, Wichita County, Texas, General Obligation Bonds, Series	2/17 at 100.00	AAA	3,316,410
	2007, 5.000%, 2/01/23
1,020	Winter Garden Housing Finance Corporation, Texas, GNMA/FNMA Mortgage-Backed Securities	10/14 at 100.00	B–	1,022,468
	Program Single Family Mortgage Revenue Bonds, Series 1994, 6.950%, 10/01/27 (Alternative
	Minimum Tax)
2,000	Wylie Independent School District, Collin County, Texas, General Obligation Bonds, Series 2005,	8/15 at 57.10	AAA	1,139,860
	0.000%, 8/15/26 (Pre-refunded 8/15/15)
141,300	Total Texas			121,161,406
	Virginia – 2.7% (1.8% of Total Investments)
1,500	Fairfax County Economic Development Authority, Virginia, Residential Care Facilities Mortgage	10/17 at 100.00	BBB	1,538,415
	Revenue Bonds, Goodwin House, Inc., Series 2007A, 5.125%, 10/01/42
900	Henrico County Economic Development Authority, Virginia, Revenue Bonds, Bon Secours Health	No Opt. Call	A–	985,158
	System Obligated Group, Series 2013, 5.000%, 11/01/30
	Route 460 Funding Corporation, Virginia, Toll Road Revenue Bonds, Series 2012A:
2,750	5.125%, 7/01/49	No Opt. Call	BBB–	2,823,123
4,750	5.000%, 7/01/52	No Opt. Call	BBB–	4,850,890
	Virginia Small Business Financing Authority, Senior Lien Revenue Bonds, Elizabeth River Crossing,
	Opco LLC Project, Series 2012:
2,470	6.000%, 1/01/37 (Alternative Minimum Tax)	7/22 at 100.00	BBB–	2,763,189
1,260	5.500%, 1/01/42 (Alternative Minimum Tax)	7/22 at 100.00	BBB–	1,358,746
13,630	Total Virginia			14,319,521
	Washington – 1.7% (1.1% of Total Investments)
3,750	FYI Properties, Washington, Lease Revenue Bonds, Washington State Department of Information	6/19 at 100.00	AA	4,247,213
	Services Project, Series 2009, 5.500%, 6/01/39 (UB) (5)
2,000	Washington State Health Care Facilities Authority, Revenue Bonds, Fred Hutchinson Cancer	7/19 at 100.00	A	2,182,440
	Research Center, Series 2009A, 6.000%, 1/01/33
2,500	Washington State Health Care Facilities Authority, Revenue Bonds, Northwest Hospital and	12/17 at 100.00	N/R	2,574,950
	Medical Center of Seattle, Series 2007, 5.700%, 12/01/32
8,250	Total Washington			9,004,603
	West Virginia – 1.9% (1.3% of Total Investments)
3,000	West Virginia Hospital Finance Authority, Hospital Revenue Bonds, West Virginia United Health	6/23 at 100.00	A	3,350,850
	System Obligated Group, Refunding and Improvement Series 2013A, 5.500%, 6/01/44
6,725	West Virginia University, Revenue Bonds, West Virginia University Projects, Improvement Series	10/14 at 100.00	AA– (4)	6,779,809
	2004C, 5.000%, 10/01/34 (Pre-refunded 10/01/14) – FGIC Insured
9,725	Total West Virginia			10,130,659
	Wisconsin – 1.1% (0.8% of Total Investments)
2,890	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Fort Healthcare Inc., Series	11/14 at 100.00	BBB	2,901,733
	2004, 6.100%, 5/01/34
3,000	Wisconsin Public Power Incorporated System, Power Supply System Revenue Bonds, Series 2005A,	7/15 at 100.00	AA+	3,099,840
	5.000%, 7/01/35 – AMBAC Insured
5,890	Total Wisconsin			6,001,573
$ 923,557	Total Municipal Bonds (cost $746,842,940)			794,583,387

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value
	CORPORATE BONDS – 0.0% (0.0% of Total Investments)

	Transportation – 0.0% (0.0% of Total Investments)
$ 43	Las Vegas Monorail Company, Senior Interest Bonds (7), (8)	5.500%	7/15/19	N/R	$ 7,716
12	Las Vegas Monorail Company, Senior Interest Bonds (7), (8)	3.000%	7/15/55	N/R	1,567
$ 55	Total Corporate Bonds (cost $3,811)				9,283
	Total Long-Term Investments (cost $746,846,751)				794,592,670
	Floating Rate Obligations – (2.6)%				(13,830,000)
	Variable Rate Demand Preferred Shares, at Liquidation Value – (49.7)% (9)				(267,500,000)
	Other Assets Less Liabilities – 4.6%				24,557,919
	Net Assets Applicable to Common Shares – 100%				$ 537,820,589

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$794,583,387	$ —	$794,583,387
Corporate Bonds	—	—	9,283	9,283
Total	$ —	$794,583,387	$9,283	$794,592,670

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of July 31, 2014, the cost of investments was $731,355,899.

Gross unrealized appreciation and gross unrealized depreciation of investments as of July 31, 2014, were as follows:

Gross unrealized:
Appreciation	$56,696,145
Depreciation	(7,289,392)
Net unrealized appreciation (depreciation) of investments	$49,406,753

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service,
Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
(5)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(6)	At or subsequent to the end of the reporting period, this security is non-income producing. Non-income producing, in the case of a fixed-income security, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the
Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has directed the Fund’s custodian to cease accruing additional income on the Fund’s records.
(7)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the
Board of Directors/Trustees. For fair value measurement disclosure purposes, investment classified as
Level 3.
(8)	During January 2010, Las Vegas Monorail Company (“Las Vegas Monorail”) filed for federal bankruptcy protection. During March 2012, Las Vegas Monorail emerged from federal bankruptcy with the acceptance of a reorganization plan assigned by the Federal Bankruptcy Court. Under the reorganization plan, the
Fund surrendered its Las Vegas Monorail Project Revenue Bonds, First Tier, Series 2000 and in turn received two senior interest corporate bonds: the first with an annual coupon rate of 5.500% maturing on
July 15, 2019 and the second with an annual coupon rate of 3.000% (5.500% after December 31, 2015)
maturing on July 15, 2055. The Fund’s custodian is not accruing income on the Fund’s records for either senior interest corporate bond.
(9)	Variable Rate Demand Preferred Shares, at Liquidation Value as a percentage of Total Investments is 33.7%.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen Select Quality Municipal Fund, Inc.

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date:         September 29, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date:         September 29, 2014

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date:         September 29, 2014